Fair Value Measurement of Financial Instruments - Analysis of Fair Value Measurement of Financial Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Oct. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Wealth management products	¥ 103,328		¥ 76,425
SPD Bank [member]
Disclosure of fair value measurement of assets [line items]
Purchase of convertible bonds	¥ 9,928
Purchase consideration		¥ 9,085